Shareholder Fees	Jun. 30, 2025 USD ($)
VictoryShares Core Intermediate Bond ETF | VictoryShares USAA Core Intermediate-Term Bond ETF
Prospectus [Line Items]
Shareholder Fee, Other	$ 0